Note 15 - Earnings (loss) Per Common Share:	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
15.        Earnings (loss) Per Common Share:

All shares issued (including non-vested shares issued under the Plan) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not have a contractual obligation to share in the losses. Dividends declared during the period for non-vested common stock as well as undistributed earnings allocated to non-vested stock are deducted from net income / (loss) attributable to common shareholders for the purpose of the computation of basic earnings per share in accordance with two-class method as required by relevant guidance. The denominator of the basic earnings per common share excludes any non vested shares as such are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding, with the exception of the 147,244 shares, granted to the Company's CEO, which will vest in  the event of change of control. Consequently, those shares are excluded from the remaining non-vested shares.

F-40

The components of the calculation of basic and diluted earnings per share for continued and discontinued operations for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Year Ended December 31,
	2009	2010	2011
Net (loss) income from continued operations	$(73,031)	$(9,191)	$(20,065)
Net (loss) income from discontinued operations	22,835	11,704	(169,047)
Less: Undistributed earnings allocated to non-vested shares	$-	$(177)	$-
Net (loss) income available to common shareholders	$(50,196)	$2,336	$(189,112)

Weighted average common shares outstanding, basic	2,823,059	3,075,278	6,304,679

Weighted average common shares outstanding, diluted	2,823,059	3,077,741	6,304,679

(Loss) income per common share, basic and diluted

From discontinued operations	$(25.87)	$(2.99)	$(3.18)
From continued operations	8.09	3.81	(26.81)

For the years ended December 31 2009, 2010 and 2011, 224,111, 261,511 and 180,244shares respectively, which constitute the number of non-vested shares as at the end of each year, were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the periods presented.